Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares	2 years 6 months	2 years 6 months
Share-based compensation arrangement share options vested fair value	¥ 70,600	$ 9,700		¥ 157,000	¥ 49,500
Share-based compensation arrangement unrecognized sharebased compensation expense	120,100						$ 16,500
Weighted Average grant date fair value per option, Granted | $ / shares		$ 0.07	$ 0.1			$ 0.13
Share based compensation arrangement intrinsic value of options exercised	9,300	$ 1,300		7,000		$ 4,000
Allocated share-based compensation expense	¥ 118,490	$ 16,233		¥ 136,646	¥ 235,876
A And R Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period					4 years	4 years
Share based compensation arrangement weighted average contractual life of shares	6 years 10 months 9 days	6 years 10 months 9 days		7 years 3 months 29 days	10 years	10 years
Share based compensation arrangement number share options authorized						363,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	117,443,700	117,443,700
Share based compensation arrangement number shares issued					40,544,715	40,544,715
Weighted Average grant date fair value per option, Granted | $ / shares		$ 0.068
Share based compensation arrangement awards subscription rate | $ / shares						$ 0.05
A And R Share Incentive Plan [Member] | Glory Graze Holding Limited [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized						10,329,025
A And R Share Incentive Plan [Member] | Second Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage					50.00%	50.00%
A And R Share Incentive Plan [Member] | Third Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage					25.00%	25.00%
A And R Share Incentive Plan [Member] | Fourth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage					25.00%	25.00%
A And R Share Incentive Plan [Member] | Fifth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period					5 years	5 years
Share based compensation arrangement awards, vesting rights percentage					25.00%	25.00%
2025 Employee Stock Ownership Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of shares available for future grants	10,630,248						10,630,248